INCOME TAXES - Schedule of Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income tax provision at the U.S. federal statutory rate	$ 2,382	$ (918)	$ (2,785)
Global intangible low-taxed income	4,419
Stock based and other compensation		971	954
Other	12
Other adjustments		(21)	(52)
U.S. state and local income taxes, net of federal effect	243	117	(172)
Statutory tax rate difference		(3,657)	1,187
Non-deductible expenses/non-taxable income		673	46
Tax incentives		(692)	(196)
Changes in valuation allowances		7,601	2,267
Tax contingencies	(895)	(1,994)	(5,136)
Business divestiture		548	111
U.S. tax effects of non-U.S. operations		236	2,162
Total provision (benefit) for income taxes	$ 6,729	$ 2,864	$ (1,614)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory income tax rate	21.00%	21.00%	21.00%
Global intangible low-taxed income	39.00%
Other	0.10%
U.S. state and local income taxes, net of federal effect	2.10%
Changes in unrecognized tax benefits	(7.90%)
Effective income tax rate	59.30%	(65.50%)	12.20%
United States
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Stock based and other compensation	$ (301)
Other adjustments	$ 77
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Share based payment awards	(2.70%)
Other adjustments	0.70%
Brazil
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Other adjustments	$ (195)
Statutory tax rate difference	370
Non-deductible expenses/non-taxable income	$ (607)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Other adjustments	(1.70%)
Statutory tax rate difference	3.30%
Nontaxable or nondeductible items	(5.40%)
Bulgaria
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Other adjustments	$ 5
Foreign withholding taxes	$ 159
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign withholding taxes	1.40%
Cyprus
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Other adjustments	$ 175
Statutory tax rate difference	(436)
Tax incentives	$ (512)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Other adjustments	1.50%
Statutory tax rate difference	(3.80%)
Tax incentives	(4.50%)
Germany
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Other adjustments	$ (148)
Statutory tax rate difference	(225)
Local income taxes	$ 664
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Other adjustments	(1.30%)
Statutory tax rate difference	(2.00%)
Local income taxes	5.90%
Israel
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Stock based and other compensation	$ 1,302
Other adjustments	(79)
Statutory tax rate difference	(367)
Non-deductible expenses/non-taxable income	711
Foreign withholding taxes	815
Tax incentives	(3,041)
Tax rate difference - preferred technological enterprise	1,176
Dual source income	(3,883)
Changes in valuation allowances	3,066
Capital loss on subsidiary liquidation	133
Other taxes	$ 2,116
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Share based payment awards	11.50%
Other adjustments	(0.70%)
Statutory tax rate difference	(3.20%)
Nontaxable or nondeductible items	6.30%
Foreign withholding taxes	7.20%
Tax incentives	(26.80%)
Tax rate difference - preferred technological enterprise	10.40%
Dual source income	(34.20%)
Changes in valuation allowances	27.00%
Capital loss on subsidiary liquidation	1.20%
Other taxes	18.70%
Singapore
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Other adjustments	$ (38)
Statutory tax rate difference	$ (514)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Other adjustments	(0.30%)
Statutory tax rate difference	(4.50%)
Other
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Statutory tax rate difference	$ 145
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate difference	1.30%